SOI Fixed Maturity AFS maturity aging (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost
Maturing in one year or less	$ 639,396
Maturing after one year through five years	3,585,421
Maturing after five years through ten years	5,394,204
Maturing after ten years	5,126,013
Mortgage-backed and asset-backed securities	5,262,428
Total fixed maturities	20,007,462	$ 18,953,144
Estimated fair value
Maturing in one year or less	663,243
Maturing after one year through five years	3,779,455
Maturing after five years through ten years	5,439,202
Maturing after ten years	5,240,709
Mortgage-backed and asset-backed securities	5,409,018
Total fixed maturities	$ 20,531,627	$ 20,162,078